SCHEDULE OF SUMMARY INFORMATION BY SEGMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Total operating revenue	$ 7,194,187	$ 3,166,228	$ 153,863
Operating costs	2,243,750	1,026,339	344,026
Income (loss) from operations	4,950,437	2,139,889	(190,163)
Income tax expense	1,407,449	692,405	14,991
Net income (loss)	3,602,365	1,447,650	(205,154)
Capital expenditure	1,135,929	5,203	8,198
Total assets	25,042,418	4,015,135	663,901
Cash Rebate Service [Member]
Segment Reporting Information [Line Items]
Total operating revenue	10,562	6,214	718
Operating costs	654,687	387,537	237,579
Income (loss) from operations	(671,052)	(381,323)	(236,861)
Income tax expense	609,983
Net income (loss)	(1,280,751)	(381,157)	(236,861)
Capital expenditure	1,527
Total assets	11,862,705	162,355	367,883
Digital Advertising Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	7,174,050	3,158,520	153,145
Operating costs	1,714,759	581,813	106,447
Income (loss) from operations	5,742,132	2,576,707	46,698
Income tax expense	797,462	692,405	14,991
Net income (loss)	5,003,684	1,884,302	31,707
Capital expenditure	398,421	5,203	8,198
Total assets	12,873,793	3,716,568	296,018
Payment Solution Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	9,575	1,494
Operating costs	130,480	56,989
Income (loss) from operations	(120,642)	(55,495)
Income tax expense	4
Net income (loss)	(120,568)	(55,495)
Capital expenditure	735,981
Total assets	$ 305,919	$ 136,212